Loans - Loans held-in-portfolio in past due status, non-performing status and accruing loans past-due 90 days or more by loan class (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Recorded Investment, Past Due
Loans held-in-portfolio	$ 27,406,873	$ 26,507,889
Commercial multi-family
Financing Receivable, Recorded Investment, Past Due
Loans held-in-portfolio	1,795,159	1,547,168
CRE non-owner occupied
Financing Receivable, Recorded Investment, Past Due
Loans held-in-portfolio	3,978,514	4,204,345
CRE owner occupied
Financing Receivable, Recorded Investment, Past Due
Loans held-in-portfolio	1,925,464	2,021,192
Commercial and industrial
Financing Receivable, Recorded Investment, Past Due
Loans held-in-portfolio	4,613,614	4,270,314
Construction
Financing Receivable, Recorded Investment, Past Due
Loans held-in-portfolio	831,092	779,449
Mortgages
Financing Receivable, Recorded Investment, Past Due
Loans held-in-portfolio	7,183,532	7,235,258
Leasing
Financing Receivable, Recorded Investment, Past Due
Loans held-in-portfolio	1,059,507	934,773
Legacy
Financing Receivable, Recorded Investment, Past Due
Loans held-in-portfolio	22,105	25,949
Consumer
Financing Receivable, Recorded Investment, Past Due
Loans held-in-portfolio	5,997,886	5,489,441
Non Covered Loans
Financing Receivable, Recorded Investment, Past Due
Past Due	1,803,602	2,107,608
Current	25,603,271	24,400,281
Loans held-in-portfolio	27,406,873	26,507,889
Non perfroming loans	527,841	611,087
Accruing loans past-due 90 days or more	460,133	612,543
Non Covered Loans | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	454,281	491,073
Non Covered Loans | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	208,221	176,747
Non Covered Loans | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due
Past Due	1,141,100	1,439,788
Non Covered Loans | Commercial multi-family
Financing Receivable, Recorded Investment, Past Due
Past Due	6,688	5,314
Current	1,788,471	1,541,854
Loans held-in-portfolio	1,795,159	1,547,168
Non perfroming loans	3,570	546
Accruing loans past-due 90 days or more	0	0
Non Covered Loans | Commercial multi-family | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	2,950	4,604
Non Covered Loans | Commercial multi-family | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	129	112
Non Covered Loans | Commercial multi-family | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due
Past Due	3,609	598
Non Covered Loans | CRE non-owner occupied
Financing Receivable, Recorded Investment, Past Due
Past Due	60,675	139,965
Current	3,917,839	4,064,380
Loans held-in-portfolio	3,978,514	4,204,345
Non perfroming loans	40,249	39,622
Accruing loans past-due 90 days or more	0	0
Non Covered Loans | CRE non-owner occupied | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	11,486	92,782
Non Covered Loans | CRE non-owner occupied | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	5,244	1,127
Non Covered Loans | CRE non-owner occupied | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due
Past Due	43,945	46,056
Non Covered Loans | CRE owner occupied
Financing Receivable, Recorded Investment, Past Due
Past Due	96,220	123,989
Current	1,829,244	1,897,203
Loans held-in-portfolio	1,925,464	2,021,192
Non perfroming loans	69,527	88,450
Accruing loans past-due 90 days or more	0	0
Non Covered Loans | CRE owner occupied | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	7,454	11,806
Non Covered Loans | CRE owner occupied | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	3,978	12,567
Non Covered Loans | CRE owner occupied | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due
Past Due	84,788	99,616
Non Covered Loans | Commercial and industrial
Financing Receivable, Recorded Investment, Past Due
Past Due	68,109	137,174
Current	4,545,505	4,133,140
Loans held-in-portfolio	4,613,614	4,270,314
Non perfroming loans	37,414	55,408
Accruing loans past-due 90 days or more	544	243
Non Covered Loans | Commercial and industrial | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	9,234	6,491
Non Covered Loans | Commercial and industrial | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	1,774	1,636
Non Covered Loans | Commercial and industrial | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due
Past Due	57,101	129,047
Non Covered Loans | Construction
Financing Receivable, Recorded Investment, Past Due
Past Due	1,700	13,848
Current	829,392	765,601
Loans held-in-portfolio	831,092	779,449
Non perfroming loans	145	13,848
Accruing loans past-due 90 days or more	0	0
Non Covered Loans | Construction | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	1,555	0
Non Covered Loans | Construction | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	0	0
Non Covered Loans | Construction | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due
Past Due	145	13,848
Non Covered Loans | Mortgages
Financing Receivable, Recorded Investment, Past Due
Past Due	1,299,443	1,474,923
Current	5,884,089	5,760,335
Loans held-in-portfolio	7,183,532	7,235,258
Non perfroming loans	294,799	334,598
Accruing loans past-due 90 days or more	439,662	595,525
Non Covered Loans | Mortgages | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	300,480	288,982
Non Covered Loans | Mortgages | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	150,221	131,301
Non Covered Loans | Mortgages | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due
Past Due	848,742	1,054,640
Non Covered Loans | Leasing
Financing Receivable, Recorded Investment, Past Due
Past Due	18,724	12,803
Current	1,040,783	921,970
Loans held-in-portfolio	1,059,507	934,773
Non perfroming loans	3,657	3,313
Accruing loans past-due 90 days or more	0	0
Non Covered Loans | Leasing | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	12,014	7,663
Non Covered Loans | Leasing | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	3,053	1,827
Non Covered Loans | Leasing | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due
Past Due	3,657	3,313
Non Covered Loans | Legacy
Financing Receivable, Recorded Investment, Past Due
Past Due	2,056	3,267
Current	20,049	22,682
Loans held-in-portfolio	22,105	25,949
Non perfroming loans	1,999	2,627
Accruing loans past-due 90 days or more	0	0
Non Covered Loans | Legacy | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	49	195
Non Covered Loans | Legacy | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	8	445
Non Covered Loans | Legacy | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due
Past Due	1,999	2,627
Non Covered Loans | Consumer | Credit cards
Financing Receivable, Recorded Investment, Past Due
Past Due	38,747	32,932
Current	1,085,089	1,014,379
Loans held-in-portfolio	1,123,836	1,047,311
Non perfroming loans	0	0
Accruing loans past-due 90 days or more	19,461	16,035
Non Covered Loans | Consumer | Credit cards | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	11,358	9,506
Non Covered Loans | Consumer | Credit cards | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	7,928	7,391
Non Covered Loans | Consumer | Credit cards | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due
Past Due	19,461	16,035
Non Covered Loans | Consumer | Home equity lines of credit
Financing Receivable, Recorded Investment, Past Due
Past Due	10,710	15,191
Current	111,671	133,212
Loans held-in-portfolio	122,381	148,403
Non perfroming loans	9,954	13,590
Accruing loans past-due 90 days or more	0	154
Non Covered Loans | Consumer | Home equity lines of credit | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	404	886
Non Covered Loans | Consumer | Home equity lines of credit | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	352	561
Non Covered Loans | Consumer | Home equity lines of credit | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due
Past Due	9,954	13,744
Non Covered Loans | Consumer | Personal Loan
Financing Receivable, Recorded Investment, Past Due
Past Due	49,063	46,143
Current	1,643,527	1,493,831
Loans held-in-portfolio	1,692,590	1,539,974
Non perfroming loans	21,595	20,497
Accruing loans past-due 90 days or more	61	35
Non Covered Loans | Consumer | Personal Loan | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	15,767	15,388
Non Covered Loans | Consumer | Personal Loan | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	10,934	9,630
Non Covered Loans | Consumer | Personal Loan | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due
Past Due	22,362	21,125
Non Covered Loans | Consumer | Auto Loan
Financing Receivable, Recorded Investment, Past Due
Past Due	135,499	86,243
Current	2,782,023	2,522,542
Loans held-in-portfolio	2,917,522	2,608,785
Non perfroming loans	31,148	24,050
Accruing loans past-due 90 days or more	0	127
Non Covered Loans | Consumer | Auto Loan | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	81,169	52,204
Non Covered Loans | Consumer | Auto Loan | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	23,182	9,862
Non Covered Loans | Consumer | Auto Loan | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due
Past Due	31,148	24,177
Non Covered Loans | Consumer | Other
Financing Receivable, Recorded Investment, Past Due
Past Due	15,968	15,816
Current	125,589	129,152
Loans held-in-portfolio	141,557	144,968
Non perfroming loans	13,784	14,538
Accruing loans past-due 90 days or more	405	424
Non Covered Loans | Consumer | Other | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	361	566
Non Covered Loans | Consumer | Other | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	1,418	288
Non Covered Loans | Consumer | Other | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due
Past Due	14,189	14,962
PUERTO RICO
Financing Receivable, Recorded Investment, Past Due
Loans held-in-portfolio	20,180,232	19,883,472
PUERTO RICO | Commercial multi-family
Financing Receivable, Recorded Investment, Past Due
Loans held-in-portfolio	147,849	145,628
PUERTO RICO | CRE non-owner occupied
Financing Receivable, Recorded Investment, Past Due
Loans held-in-portfolio	2,108,218	2,322,601
PUERTO RICO | CRE owner occupied
Financing Receivable, Recorded Investment, Past Due
Loans held-in-portfolio	1,586,329	1,722,253
PUERTO RICO | Commercial and industrial
Financing Receivable, Recorded Investment, Past Due
Loans held-in-portfolio	3,418,734	3,182,161
PUERTO RICO | Construction
Financing Receivable, Recorded Investment, Past Due
Loans held-in-portfolio	137,470	85,955
PUERTO RICO | Mortgages
Financing Receivable, Recorded Investment, Past Due
Loans held-in-portfolio	6,166,748	6,433,323
PUERTO RICO | Leasing
Financing Receivable, Recorded Investment, Past Due
Loans held-in-portfolio	1,059,507	934,773
PUERTO RICO | Consumer
Financing Receivable, Recorded Investment, Past Due
Loans held-in-portfolio	5,555,377	5,056,778
PUERTO RICO | Non Covered Loans
Financing Receivable, Recorded Investment, Past Due
Past Due	1,728,407	1,954,017
Current	18,451,825	17,929,455
Loans held-in-portfolio	20,180,232	19,883,472
Non perfroming loans	499,200	568,098
Accruing loans past-due 90 days or more	460,133	612,543
PUERTO RICO | Non Covered Loans | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	432,805	462,707
PUERTO RICO | Non Covered Loans | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	202,212	167,907
PUERTO RICO | Non Covered Loans | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due
Past Due	1,093,390	1,323,403
PUERTO RICO | Non Covered Loans | Commercial multi-family
Financing Receivable, Recorded Investment, Past Due
Past Due	4,582	2,151
Current	143,267	143,477
Loans held-in-portfolio	147,849	145,628
Non perfroming loans	1,473	546
Accruing loans past-due 90 days or more	0	0
PUERTO RICO | Non Covered Loans | Commercial multi-family | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	2,941	1,441
PUERTO RICO | Non Covered Loans | Commercial multi-family | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	129	112
PUERTO RICO | Non Covered Loans | Commercial multi-family | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due
Past Due	1,512	598
PUERTO RICO | Non Covered Loans | CRE non-owner occupied
Financing Receivable, Recorded Investment, Past Due
Past Due	59,347	138,605
Current	2,048,871	2,183,996
Loans held-in-portfolio	2,108,218	2,322,601
Non perfroming loans	39,968	39,257
Accruing loans past-due 90 days or more	0	0
PUERTO RICO | Non Covered Loans | CRE non-owner occupied | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	10,439	92,075
PUERTO RICO | Non Covered Loans | CRE non-owner occupied | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	5,244	839
PUERTO RICO | Non Covered Loans | CRE non-owner occupied | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due
Past Due	43,664	45,691
PUERTO RICO | Non Covered Loans | CRE owner occupied
Financing Receivable, Recorded Investment, Past Due
Past Due	94,219	116,755
Current	1,492,110	1,605,498
Loans held-in-portfolio	1,586,329	1,722,253
Non perfroming loans	69,276	88,069
Accruing loans past-due 90 days or more	0	0
PUERTO RICO | Non Covered Loans | CRE owner occupied | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	5,704	6,681
PUERTO RICO | Non Covered Loans | CRE owner occupied | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	3,978	10,839
PUERTO RICO | Non Covered Loans | CRE owner occupied | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due
Past Due	84,537	99,235
PUERTO RICO | Non Covered Loans | Commercial and industrial
Financing Receivable, Recorded Investment, Past Due
Past Due	47,582	60,099
Current	3,371,152	3,122,062
Loans held-in-portfolio	3,418,734	3,182,161
Non perfroming loans	36,538	55,078
Accruing loans past-due 90 days or more	544	243
PUERTO RICO | Non Covered Loans | Commercial and industrial | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	8,780	4,137
PUERTO RICO | Non Covered Loans | Commercial and industrial | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	1,646	641
PUERTO RICO | Non Covered Loans | Commercial and industrial | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due
Past Due	37,156	55,321
PUERTO RICO | Non Covered Loans | Construction
Financing Receivable, Recorded Investment, Past Due
Past Due	1,674	1,788
Current	135,796	84,167
Loans held-in-portfolio	137,470	85,955
Non perfroming loans	119	1,788
Accruing loans past-due 90 days or more	0	0
PUERTO RICO | Non Covered Loans | Construction | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	1,555	0
PUERTO RICO | Non Covered Loans | Construction | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	0	0
PUERTO RICO | Non Covered Loans | Construction | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due
Past Due	119	1,788
PUERTO RICO | Non Covered Loans | Mortgages
Financing Receivable, Recorded Investment, Past Due
Past Due	1,268,854	1,447,078
Current	4,897,894	4,986,245
Loans held-in-portfolio	6,166,748	6,433,323
Non perfroming loans	283,708	323,565
Accruing loans past-due 90 days or more	439,662	595,525
PUERTO RICO | Non Covered Loans | Mortgages | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	285,006	275,367
PUERTO RICO | Non Covered Loans | Mortgages | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	146,197	128,104
PUERTO RICO | Non Covered Loans | Mortgages | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due
Past Due	837,651	1,043,607
PUERTO RICO | Non Covered Loans | Leasing
Financing Receivable, Recorded Investment, Past Due
Past Due	18,724	12,803
Current	1,040,783	921,970
Loans held-in-portfolio	1,059,507	934,773
Non perfroming loans	3,657	3,313
Accruing loans past-due 90 days or more	0	0
PUERTO RICO | Non Covered Loans | Leasing | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	12,014	7,663
PUERTO RICO | Non Covered Loans | Leasing | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	3,053	1,827
PUERTO RICO | Non Covered Loans | Leasing | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due
Past Due	3,657	3,313
PUERTO RICO | Non Covered Loans | Consumer | Credit cards
Financing Receivable, Recorded Investment, Past Due
Past Due	38,747	32,930
Current	1,085,053	1,014,343
Loans held-in-portfolio	1,123,800	1,047,273
Non perfroming loans	0	0
Accruing loans past-due 90 days or more	19,461	16,035
PUERTO RICO | Non Covered Loans | Consumer | Credit cards | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	11,358	9,504
PUERTO RICO | Non Covered Loans | Consumer | Credit cards | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	7,928	7,391
PUERTO RICO | Non Covered Loans | Consumer | Credit cards | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due
Past Due	19,461	16,035
PUERTO RICO | Non Covered Loans | Consumer | Home equity lines of credit
Financing Receivable, Recorded Investment, Past Due
Past Due	85	262
Current	4,953	5,089
Loans held-in-portfolio	5,038	5,351
Non perfroming loans	0	11
Accruing loans past-due 90 days or more	0	154
PUERTO RICO | Non Covered Loans | Consumer | Home equity lines of credit | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	0	0
PUERTO RICO | Non Covered Loans | Consumer | Home equity lines of credit | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	85	97
PUERTO RICO | Non Covered Loans | Consumer | Home equity lines of credit | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due
Past Due	0	165
PUERTO RICO | Non Covered Loans | Consumer | Personal Loan
Financing Receivable, Recorded Investment, Past Due
Past Due	43,129	39,491
Current	1,325,021	1,211,134
Loans held-in-portfolio	1,368,150	1,250,625
Non perfroming loans	19,529	17,887
Accruing loans past-due 90 days or more	61	35
PUERTO RICO | Non Covered Loans | Consumer | Personal Loan | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	13,481	13,069
PUERTO RICO | Non Covered Loans | Consumer | Personal Loan | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	9,352	7,907
PUERTO RICO | Non Covered Loans | Consumer | Personal Loan | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due
Past Due	20,296	18,515
PUERTO RICO | Non Covered Loans | Consumer | Auto Loan
Financing Receivable, Recorded Investment, Past Due
Past Due	135,499	86,243
Current	2,782,023	2,522,542
Loans held-in-portfolio	2,917,522	2,608,785
Non perfroming loans	31,148	24,050
Accruing loans past-due 90 days or more	0	127
PUERTO RICO | Non Covered Loans | Consumer | Auto Loan | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	81,169	52,204
PUERTO RICO | Non Covered Loans | Consumer | Auto Loan | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	23,182	9,862
PUERTO RICO | Non Covered Loans | Consumer | Auto Loan | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due
Past Due	31,148	24,177
PUERTO RICO | Non Covered Loans | Consumer | Other
Financing Receivable, Recorded Investment, Past Due
Past Due	15,965	15,812
Current	124,902	128,932
Loans held-in-portfolio	140,867	144,744
Non perfroming loans	13,784	14,534
Accruing loans past-due 90 days or more	405	424
PUERTO RICO | Non Covered Loans | Consumer | Other | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	358	566
PUERTO RICO | Non Covered Loans | Consumer | Other | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	1,418	288
PUERTO RICO | Non Covered Loans | Consumer | Other | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due
Past Due	14,189	14,958
Popular U.S.
Financing Receivable, Recorded Investment, Past Due
Loans held-in-portfolio	7,226,641	6,624,417
Popular U.S. | Commercial multi-family
Financing Receivable, Recorded Investment, Past Due
Loans held-in-portfolio	1,647,310	1,401,540
Popular U.S. | CRE non-owner occupied
Financing Receivable, Recorded Investment, Past Due
Loans held-in-portfolio	1,870,296	1,881,744
Popular U.S. | CRE owner occupied
Financing Receivable, Recorded Investment, Past Due
Loans held-in-portfolio	339,135	298,939
Popular U.S. | Commercial and industrial
Financing Receivable, Recorded Investment, Past Due
Loans held-in-portfolio	1,194,880	1,088,153
Popular U.S. | Construction
Financing Receivable, Recorded Investment, Past Due
Loans held-in-portfolio	693,622	693,494
Popular U.S. | Mortgages
Financing Receivable, Recorded Investment, Past Due
Loans held-in-portfolio	1,016,784	801,935
Popular U.S. | Legacy
Financing Receivable, Recorded Investment, Past Due
Loans held-in-portfolio	22,105	25,949
Popular U.S. | Consumer
Financing Receivable, Recorded Investment, Past Due
Loans held-in-portfolio	442,509	432,663
Popular U.S. | Non Covered Loans
Financing Receivable, Recorded Investment, Past Due
Past Due	75,195	153,591
Current	7,151,446	6,470,826
Loans held-in-portfolio	7,226,641	6,624,417
Non perfroming loans	28,641	42,989
Accruing loans past-due 90 days or more	0	0
Popular U.S. | Non Covered Loans | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	21,476	28,366
Popular U.S. | Non Covered Loans | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	6,009	8,840
Popular U.S. | Non Covered Loans | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due
Past Due	47,710	116,385
Popular U.S. | Non Covered Loans | Commercial multi-family
Financing Receivable, Recorded Investment, Past Due
Past Due	2,106	3,163
Current	1,645,204	1,398,377
Loans held-in-portfolio	1,647,310	1,401,540
Non perfroming loans	2,097	0
Accruing loans past-due 90 days or more	0	0
Popular U.S. | Non Covered Loans | Commercial multi-family | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	9	3,163
Popular U.S. | Non Covered Loans | Commercial multi-family | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	0	0
Popular U.S. | Non Covered Loans | Commercial multi-family | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due
Past Due	2,097	0
Popular U.S. | Non Covered Loans | CRE non-owner occupied
Financing Receivable, Recorded Investment, Past Due
Past Due	1,328	1,360
Current	1,868,968	1,880,384
Loans held-in-portfolio	1,870,296	1,881,744
Non perfroming loans	281	365
Accruing loans past-due 90 days or more	0	0
Popular U.S. | Non Covered Loans | CRE non-owner occupied | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	1,047	707
Popular U.S. | Non Covered Loans | CRE non-owner occupied | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	0	288
Popular U.S. | Non Covered Loans | CRE non-owner occupied | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due
Past Due	281	365
Popular U.S. | Non Covered Loans | CRE owner occupied
Financing Receivable, Recorded Investment, Past Due
Past Due	2,001	7,234
Current	337,134	291,705
Loans held-in-portfolio	339,135	298,939
Non perfroming loans	251	381
Accruing loans past-due 90 days or more	0	0
Popular U.S. | Non Covered Loans | CRE owner occupied | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	1,750	5,125
Popular U.S. | Non Covered Loans | CRE owner occupied | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	0	1,728
Popular U.S. | Non Covered Loans | CRE owner occupied | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due
Past Due	251	381
Popular U.S. | Non Covered Loans | Commercial and industrial
Financing Receivable, Recorded Investment, Past Due
Past Due	20,527	77,075
Current	1,174,353	1,011,078
Loans held-in-portfolio	1,194,880	1,088,153
Non perfroming loans	876	330
Accruing loans past-due 90 days or more	0	0
Popular U.S. | Non Covered Loans | Commercial and industrial | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	454	2,354
Popular U.S. | Non Covered Loans | Commercial and industrial | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	128	995
Popular U.S. | Non Covered Loans | Commercial and industrial | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due
Past Due	19,945	73,726
Popular U.S. | Non Covered Loans | Construction
Financing Receivable, Recorded Investment, Past Due
Past Due	26	12,060
Current	693,596	681,434
Loans held-in-portfolio	693,622	693,494
Non perfroming loans	26	12,060
Accruing loans past-due 90 days or more	0	0
Popular U.S. | Non Covered Loans | Construction | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	0	0
Popular U.S. | Non Covered Loans | Construction | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	0	0
Popular U.S. | Non Covered Loans | Construction | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due
Past Due	26	12,060
Popular U.S. | Non Covered Loans | Mortgages
Financing Receivable, Recorded Investment, Past Due
Past Due	30,589	27,845
Current	986,195	774,090
Loans held-in-portfolio	1,016,784	801,935
Non perfroming loans	11,091	11,033
Accruing loans past-due 90 days or more	0	0
Popular U.S. | Non Covered Loans | Mortgages | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	15,474	13,615
Popular U.S. | Non Covered Loans | Mortgages | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	4,024	3,197
Popular U.S. | Non Covered Loans | Mortgages | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due
Past Due	11,091	11,033
Popular U.S. | Non Covered Loans | Legacy
Financing Receivable, Recorded Investment, Past Due
Past Due	2,056	3,267
Current	20,049	22,682
Loans held-in-portfolio	22,105	25,949
Non perfroming loans	1,999	2,627
Accruing loans past-due 90 days or more	0	0
Popular U.S. | Non Covered Loans | Legacy | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	49	195
Popular U.S. | Non Covered Loans | Legacy | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	8	445
Popular U.S. | Non Covered Loans | Legacy | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due
Past Due	1,999	2,627
Popular U.S. | Non Covered Loans | Consumer | Credit cards
Financing Receivable, Recorded Investment, Past Due
Past Due	0	2
Current	36	36
Loans held-in-portfolio	36	38
Non perfroming loans	0	0
Accruing loans past-due 90 days or more	0	0
Popular U.S. | Non Covered Loans | Consumer | Credit cards | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	0	2
Popular U.S. | Non Covered Loans | Consumer | Credit cards | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	0	0
Popular U.S. | Non Covered Loans | Consumer | Credit cards | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due
Past Due	0	0
Popular U.S. | Non Covered Loans | Consumer | Home equity lines of credit
Financing Receivable, Recorded Investment, Past Due
Past Due	10,625	14,929
Current	106,718	128,123
Loans held-in-portfolio	117,343	143,052
Non perfroming loans	9,954	13,579
Accruing loans past-due 90 days or more	0	0
Popular U.S. | Non Covered Loans | Consumer | Home equity lines of credit | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	404	886
Popular U.S. | Non Covered Loans | Consumer | Home equity lines of credit | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	267	464
Popular U.S. | Non Covered Loans | Consumer | Home equity lines of credit | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due
Past Due	9,954	13,579
Popular U.S. | Non Covered Loans | Consumer | Personal Loan
Financing Receivable, Recorded Investment, Past Due
Past Due	5,934	6,652
Current	318,506	282,697
Loans held-in-portfolio	324,440	289,349
Non perfroming loans	2,066	2,610
Accruing loans past-due 90 days or more	0	0
Popular U.S. | Non Covered Loans | Consumer | Personal Loan | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	2,286	2,319
Popular U.S. | Non Covered Loans | Consumer | Personal Loan | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	1,582	1,723
Popular U.S. | Non Covered Loans | Consumer | Personal Loan | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due
Past Due	2,066	2,610
Popular U.S. | Non Covered Loans | Consumer | Other
Financing Receivable, Recorded Investment, Past Due
Past Due	3	4
Current	687	220
Loans held-in-portfolio	690	224
Non perfroming loans	0	4
Accruing loans past-due 90 days or more	0	0
Popular U.S. | Non Covered Loans | Consumer | Other | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	3	0
Popular U.S. | Non Covered Loans | Consumer | Other | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Past Due	0	0
Popular U.S. | Non Covered Loans | Consumer | Other | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due
Past Due	$ 0	$ 4